Accounts and Other Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts and Other Receivables
NOTE 3—ACCOUNTS AND OTHER RECEIVABLES
As of September 30, 2020 and December 31, 2019, accounts and other receivables, net consisted of the following (in millions):

	September 30, 2020	December 31, 2019
Trade receivable	$175	$283
Other accounts receivable	22	9

Total accounts and other receivables, net	$197	$292

NOTE 4—ACCOUNTS AND OTHER RECEIVABLES
As of December 31, 2019 and 2018, accounts and other receivables consisted of the following (in millions):

	December 31,
	2019	2018
Trade receivable	$283	$330
Other accounts receivable	9	16

Total accounts and other receivables	$292	$346